Share-Based Compensation - Schedule of Share-based Compensation Expense Included in Relevant Financial Statement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	¥ 1,370,095	$ 209,976	¥ 1,084,520	¥ 556,211
Cost of Revenues
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	201,970	30,953	171,053	83,351
Selling, General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	851,416	130,485	675,278	368,598
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	¥ 316,709	$ 48,538	¥ 238,189	¥ 104,262